Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2025	2024
Cost:
Buildings	$2,261	$2,251
Computers and software	1,560	1,520
Machines	644	634
Office furniture and equipment	590	563
Leasehold improvements	1,310	1,307
Motor Vehicles	1,477	1,115

	$7,842	$7,390

Accumulated Depreciation:
Buildings	$199	$137
Computers and software	1,472	1,387
Machines	619	599
Office furniture and equipment	431	418
Leasehold improvements	941	856
Motor Vehicles	731	576

	$4,393	$3,973

Property and equipment, net	$3,449	$3,417